Note 15 Derivatives Hedge accounting breakdown by type of risk and type of hedge (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	€ 570	€ 1,158	€ 1,482
Derivative financial liabilities held for hedging	1,933	2,503	2,625
Of which OTC credit institutions [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	538	932	1,237
Derivative financial liabilities held for hedging	1,554	2,005	2,404
Of which OTC other financial corporations [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	24	223	237
Derivative financial liabilities held for hedging	343	499	221
Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	329	257	422
Derivative financial liabilities held for hedging	162	344	364
Interest rate risk [member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	329	257	422
Derivative financial liabilities held for hedging	162	344	364
Interest rate risk [member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Equity risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	18	0	0
Derivative financial liabilities held for hedging	1	0	0
Equity risk [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	18	0	0
Derivative financial liabilities held for hedging	1	0	0
Equity risk [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Foreign exchange and gold risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	8	73	221
Derivative financial liabilities held for hedging	139	93	31
Foreign exchange and gold risk [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	8	73	221
Derivative financial liabilities held for hedging	139	93	31
Foreign exchange and gold risk [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Credit risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Commodity price risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Other price risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	355	330	644
Derivative financial liabilities held for hedging	302	437	395
Interest rate risk hedges cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	91	618	490
Derivative financial liabilities held for hedging	1,215	1,513	2,048
Interest rate risk hedges cash flow [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	91	615	483
Derivative financial liabilities held for hedging	1,212	1,513	2,048
Interest rate risk hedges cash flow [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	3	7
Derivative financial liabilities held for hedging	3	0	0
Equity instruments risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Foreign exchange and gold risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	115	142	291
Derivative financial liabilities held for hedging	216	431	41
Foreign exchange and gold risk hedge cash flow [Member] | OTC Options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	115	142	291
Derivative financial liabilities held for hedging	216	431	41
Foreign exchange and gold risk hedge cash flow [Member] | Organized market options [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	1
Credit risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Commodities risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Other risk hedge cash flow [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	0
Derivative financial liabilities held for hedging	0	0	0
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	206	760	781
Derivative financial liabilities held for hedging	1,431	1,944	2,089
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	7	66	27
Derivative financial liabilities held for hedging	200	122	136
Portfolio fair value hedges of interest rate risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	2	2	3
Derivative financial liabilities held for hedging	0	0	5
Portfolio cash flow hedges of interest rate risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	0	0	27
Derivative financial liabilities held for hedging	€ 0	€ 0	€ 0